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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                January 7, 2011
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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SCHEDULE 13F WORKSHEET
                                                               As of 12/31/2010
Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are
"Full" or "Partial".               Units Held Today

                                                                                                Voting Authority
                                                          Market               Investment ----------------------------
                                                          Value        Units     Powers     Full    Partial    None
                                                       ------------- --------- ---------- --------- -------- ---------
AT&T INC....................... Common Stock 00206R102 $1,394,991.78 47,481.00     FULL   44,902.00     0.00  2,579.00
AT&T INC....................... Common Stock 00206R102 $  257,956.40  8,780.00  PARTIAL    7,674.00 1,106.00      0.00
ABBOTT LABS.................... Common Stock 002824100 $1,497,331.23 31,253.00     FULL   29,728.00     0.00  1,525.00
AIR PRODS & CHEMS INC.......... Common Stock 009158106 $  263,755.00  2,900.00     FULL    2,900.00     0.00      0.00
AMERICAN EXPRESS CO............ Common Stock 025816109 $  281,726.88  6,564.00     FULL    6,564.00     0.00      0.00
APPLE COMPUTER INC............. Common Stock 037833100 $  631,572.48  1,958.00     FULL    1,758.00     0.00    200.00
AUTOMATIC DATA PROCESSING INC.. Common Stock 053015103 $1,324,394.76 28,617.00     FULL   27,692.00     0.00    925.00
AUTOMATIC DATA PROCESSING INC.. Common Stock 053015103 $  306,836.40  6,630.00  PARTIAL    6,595.00    35.00      0.00
BB&T CORP...................... Common Stock 054937107 $  692,005.38 26,322.00     FULL   24,793.00     0.00  1,529.00
BERKSHIRE HATHAWAY INC DEL B
 NEW........................... Common Stock 084670702 $  826,334.65 10,315.00     FULL    9,410.00     0.00    905.00
CHEVRON CORPORATION............ Common Stock 166764100 $1,278,230.00 14,008.00     FULL   12,479.00     0.00  1,529.00
CHEVRON CORPORATION............ Common Stock 166764100 $  258,237.50  2,830.00  PARTIAL    2,720.00   110.00      0.00
CHUBB CORP..................... Common Stock 171232101 $  901,458.60 15,115.00     FULL   13,527.00     0.00  1,588.00
CISCO SYS INC.................. Common Stock 17275R102 $  524,482.98 26,446.00     FULL   24,041.00   350.00  2,055.00
COMPASS MINERALS INTERNATIONAL
 INC........................... Common Stock 20451N101 $  474,112.97  5,311.00     FULL    4,931.00     0.00    380.00
CONOCOPHILLIPS................. Common Stock 20825C104 $  209,407.50  3,075.00     FULL    3,075.00     0.00      0.00
DANAHER CORP................... Common Stock 235851102 $  226,934.87  4,811.00     FULL    4,811.00     0.00      0.00
DANVERS BANCORP, INC........... Common Stock 236442109 $  249,482.73 14,119.00     FULL      664.00     0.00 13,455.00
EMERSON ELEC CO................ Common Stock 291011104 $  441,809.76  7,728.00     FULL    7,728.00     0.00      0.00
EXPEDITORS INTL WASH INC....... Common Stock 302130109 $  889,980.00 16,300.00     FULL   15,290.00     0.00  1,010.00
EXXON MOBIL CORP............... Common Stock 30231G102 $2,635,976.00 36,050.00     FULL   34,853.00     0.00  1,197.00
EXXON MOBIL CORP............... Common Stock 30231G102 $  855,618.12 11,701.56  PARTIAL    8,470.56 2,831.00    400.00
FASTENAL COMPANY............... Common Stock 311900104 $  210,523.74  3,514.00     FULL    3,314.00     0.00    200.00
FIRST TRUST VALUE LI........... ETF-DOMESTIC
                                LARGE CAP    33734H106 $  338,166.90 22,410.00     FULL   22,410.00     0.00      0.00

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
                                                                                                  Voting Authority
                                                             Market               Investment ---------------------------
                                                             Value        Units     Powers     Full    Partial    None
                                                          ------------- --------- ---------- --------- -------- --------
GENERAL DYNAMICS CORP............. Common Stock 369550108 $  454,498.80  6,405.00     FULL    6,000.00     0.00   405.00
GENERAL ELEC CO................... Common Stock 369604103 $  418,566.65 22,885.00     FULL   20,085.00     0.00 2,800.00
GENERAL ELEC CO................... Common Stock 369604103 $  244,573.88 13,372.00  PARTIAL   12,352.00 1,020.00     0.00
GENERAL MILLS INC................. Common Stock 370334104 $  436,689.29 12,270.00     FULL   11,870.00     0.00   400.00
INTERNATIONAL BUSINESS MACHINES
 CORP............................. Common Stock 459200101 $  242,887.80  1,655.00     FULL    1,655.00     0.00     0.00
J P MORGAN CHASE & CO............. Common Stock 46625H100 $  532,540.69 12,554.00     FULL   12,304.00     0.00   250.00
JOHNSON & JOHNSON................. Common Stock 478160104 $1,001,908.14 16,199.00     FULL   14,528.00     0.00 1,671.00
JOHNSON & JOHNSON................. Common Stock 478160104 $  225,257.70  3,642.00  PARTIAL    2,902.00   740.00     0.00
LOWES COS INC..................... Common Stock 548661107 $  421,344.00 16,800.00     FULL   15,940.00     0.00   860.00
MC DONALDS CORP................... Common Stock 580135101 $1,301,082.00 16,950.00     FULL   16,655.00     0.00   295.00
MC DONALDS CORP................... Common Stock 580135101 $  235,883.48  3,073.00  PARTIAL    3,033.00    40.00     0.00
MICROSOFT CORP.................... Common Stock 594918104 $1,277,859.36 45,785.00     FULL   44,381.00   250.00 1,154.00
MICROSOFT CORP.................... Common Stock 594918104 $  269,108.22  9,642.00  PARTIAL    9,057.00   385.00   200.00
NEXTERA ENERGY INC COM............ Common Stock 65339F101 $  259,066.17  4,983.00     FULL    4,279.00   100.00   604.00
NIKE INC.......................... Common Stock 654106103 $  697,454.30  8,165.00     FULL    7,765.00   200.00   200.00
NOVARTIS A G A D R................ American
                                   Depository
                                   Receipts     66987V109 $  701,033.40 11,892.00     FULL   11,472.00     0.00   420.00
PEPSICO INC....................... Common Stock 713448108 $1,350,697.76 20,675.00     FULL   19,825.00     0.00   850.00
PROCTER & GAMBLE CO............... Common Stock 742718109 $1,162,024.94 18,063.50     FULL   17,448.50     0.00   615.00
ROCKPORT NATL BANCORP INC......... Common Stock 773871108 $  238,201.20  4,689.00     FULL    4,689.00     0.00     0.00
SELECT SECTOR SPDR-MATERIALS...... Common Stock 81369Y100 $  541,811.46 14,106.00     FULL   12,866.00   100.00 1,140.00
SELECT SECTOR SPDR-MATERIALS...... Common Stock 81369Y100 $  235,069.20  6,120.00  PARTIAL    5,995.00   125.00     0.00
ENERGY SELECT SECTOR SPDR......... Common Stock 81369Y506 $  369,915.00  5,420.00     FULL    5,180.00     0.00   240.00
SELECT SECTOR SPDR-FINANCIAL...... Common Stock 81369Y605 $1,150,728.71 72,146.00     FULL   71,896.00   250.00     0.00
SELECT SECTOR SPDR-FINANCIAL...... Common Stock 81369Y605 $  347,470.75 21,785.00  PARTIAL   21,585.00   200.00     0.00
INDUSTRIAL SELECT SECTOR SPDR..... Common Stock 81369Y704 $  265,953.49  7,627.00     FULL    7,627.00     0.00     0.00
SELECT SECTOR SPDR-TECHNOLOGY..... Common Stock 81369Y803 $  364,751.20 14,480.00     FULL   13,705.00     0.00   775.00
UTILITIES SELECT SECTOR SPDR FUND. Common Stock 81369Y886 $  685,687.86 21,879.00     FULL   21,059.00     0.00   820.00
UTILITIES SELECT SECTOR SPDR FUND. Common Stock 81369Y886 $  207,658.84  6,626.00  PARTIAL    6,421.00   205.00     0.00

                                                                                                 Voting Authority
                                                           Market                Investment --------------------------
                                                           Value        Units      Powers     Full    Partial   None
                                                       -------------- ---------- ---------- --------- ------- --------
STATE STR CORP............... Common Stock   857477103 $   213,164.00   4,600.00     FULL    4,600.00   0.00      0.00
AXIAM, INC................... Common Stock   87508Y992 $       100.00  10,000.00     FULL   10,000.00   0.00      0.00
TEVA PHARMACEUTICAL INDS LTD  American
 ADR......................... Depository
                              Receipts       881624209 $   499,613.93   9,584.00     FULL    8,504.00   0.00  1,080.00
3M CO........................ Common Stock   88579Y101 $ 1,036,721.90  12,013.00     FULL   11,084.00   0.00    929.00
3M CO........................ Common Stock   88579Y101 $   254,412.40   2,948.00  PARTIAL    2,548.00 200.00    200.00
UNITED TECHNOLOGIES CORP..... Common Stock   913017109 $   218,211.84   2,772.00     FULL    2,772.00   0.00      0.00
VERIZON COMMUNICATIONS INC... Common Stock   92343V104 $   482,707.97  13,491.00     FULL   13,047.00   0.00    444.00
VERIZON COMMUNICATIONS INC... Common Stock   92343V104 $   233,464.48   6,525.00  PARTIAL    5,375.00 906.00    244.00
WAL MART STORES INC.......... Common Stock   931142103 $   516,056.17   9,569.00     FULL    9,074.00   0.00    495.00
ACCENTURE LTD................ Common Stock   G1151C101 $   487,276.01  10,049.00     FULL    9,799.00   0.00    250.00
                                           GRAND TOTAL
                                                       $36,552,779.62 855,678.06